Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Schedule of Capital Management	CAPITAL MANAGEMENT

($ millions)	2022	2021
Long-term debt (1)	1,441.5	1,970.2
Adjusted working capital (surplus) deficiency (2)	(95.1)	201.6
Unrealized foreign exchange on translation of US dollar long-term debt	(191.7)	(166.8)
Net debt	1,154.7	2,005.0
Shareholders’ equity	6,493.4	5,405.3
Total capitalization	7,648.1	7,410.3
(1)Includes current portion of long-term debt.
(2)Adjusted working capital (surplus) deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable and prepaids and deposits, including deposit on acquisition.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2022 and December 31, 2021:

($ millions)	2022	2021
Cash flow from operating activities	2,192.2	1,495.8
Changes in non-cash working capital	15.0	(51.6)
Transaction costs	5.1	12.5
Decommissioning expenditures	20.1	20.2
Adjusted funds flow from operations	2,232.4	1,476.9